Inventories (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of inventory [abstract]
Schedule of Inventories

	Successor	Successor
	As of March 31, 2025	As of March 31, 2024
	US$’000	US$’000
Raw Materials	11,834	22,841
Work-in-progress	2,782	6,699
Finished goods	20,445	3,093
Less: Allowance for inventories obsolescence	(2,515)	(1,944)
Total inventories	32,546	30,689